Consolidated statements of comprehensive income, attributable to - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other comprehensive income (loss) attributable to:
Equity holders	$ 151,483	$ (75,338)
Non-controlling interest	2	0
Other comprehensive income (loss), net of taxes	151,485	(75,338)
Total comprehensive income (loss) attributable to:
Equity holders	323,336	285,509
Non-controlling interest	(9)	(31)
Total comprehensive income	$ 323,327	$ 285,478